--------------------------------------------------------------------------------


                                  ANNUAL REPORT

                                [GRAPHIC OMITTED]

                             THE LEGACY FUNDS, INC.


                                [GRAPHIC OMITTED]

                               Legacy Growth Fund

                                OCTOBER 31, 2000



Dear Fellow Shareholders:

         This is the first annual report of your Fund, covering the period of inception, February 15th, through the end of the Fund's fiscal year, October 31st, 2000.

         By way of investment review, the U.S. equity markets in the year 2000 have been disjointed and quite volatile, reflecting earlier concern over a rekindling of inflation and fear of interest rate increases by the Federal Reserve and more recently apprehension over the slowing of the growth of the U.S. economy and the reduction of many companies' earnings estimates. Over the longer term we expect companies having strong financial underpinnings and prospects for sustained, above-average growth in earnings to continue to treat their shareholders well in terms of contributing to the growth of the value of their investments.

         Your Fund commenced operations on February 15th and at October 31st had reached $4,816,948 in net assets. As time goes forward we, of course, are looking for additional investors, so that the Fund may rise in value and its fees may decrease as a percentage of net asset value.

         We appreciate your confidence and wish you a joyous holiday season and a profitable new century.

                                                 Robert E. Belknap
                                                 Portoflio Manager and President

                      2/15/00      4/30/00         7/31/00           10/31/00
Legacy Growth Fund    10,000       10,190          10,460            10,030
S&P 500               10,000       10,383          10,257            10,276

                      Cumulative rate of total return (%)
                   February 15, 2000 through October 31, 2000

Legacy Growth Fund                   0.30%
S&P                                  2.76%

The S & P 500 stock index is an unmanaged but commonly used measure of common stock total return performance. This chart assumes an initial gross investment of $10,000 made on 2/15/00 ( commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

                         Analysis of Investment Results

         The U.S. equity markets in the first ten months of the year were disjointed and quite volatile, reflecting earlier concern over a rekindling of inflation and fear of interest rate increases by the Federal Reserve and more recently apprehension over the slowing of the growth of the U.S. economy and the reduction of many companies' earnings estimates.

         After commencing activities in mid-February, 2000, your Fund's net asset value ("NAV") ended the Fund's first fiscal year at $10.03, compared with a beginning figure of $10.00, recording an increase of 0.3%; during the same period the Standard & Poors 500 Index rose 2.76%. The generally strong market in the Spring was beneficial to the Fund, and the overall market weakness in the late Fall had a downward influence on the value of the Fund's investments. Because the Fund's significant holdings in the financial services, pharmaceuticals and technology areas outperformed other issues in the Spring and Summer months this year, the Fund performed favorably to the S&P 500 in this period. However, in the Fall months the Fund was impacted by its significant weighting in technology stocks, which as a sector performed worse than the market as a whole.

         To review things strategically, the Federal Reserve appears to have cooled the growth rate of the U.S. economy to a rate they feel is sustainable and non-inflationary, through both increasing short term interest rates and controlling the growth rate of the nation's money supply. We believe it would be timely at this point for the Federal Reserve to bring interest rates downward and to increase the rate of growth of the money supply, in order to foster a continuance of healthy growth of the economy and to prevent the development of a recession. Over the longer term, very importantly we continue to believe investing in companies having strong underlying financial characteristics and offering prospects for sustained above-average earnings growth represent the preferred means of growing the Fund's capital over time.


================================================================================
THE LEGACY FUNDS, INC.
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2000
-------------------------------------------------------------------------------

                                                       ----------------
                                                           LEGACY
                                                         GROWTH FUND
                                                       ----------------
ASSETS:

      Investments, at market value
         (Cost of $4,865,808)                               $4,843,845
      Cash                                                       9,414
      Receivable from Adviser                                    5,329
      Interest receivable                                          431
      Dividends receivable                                         638
      Prepaid assets                                             7,637
                                                       ----------------
             Total Assets                                    4,867,294
                                                       ----------------

LIABILITIES:

      Distribution fees payable                                  1,990
      Payable for securities purchased                          15,519
      Accrued expenses and other liabilities                    32,837
                                                       ----------------
             Total Liabilities                                  50,346
                                                       ----------------


NET ASSETS                                                  $4,816,948
                                                       ================


NET ASSETS CONSIST OF:

      Capital stock                                         $4,957,808
      Accumulated undistributed net realized loss
      on investments                                          (118,897)
      Net unrealized depreciation on investments               (21,963)
                                                       ----------------
             Total Net Assets                               $4,816,948
                                                       ================

      Shares Outstanding
             (Unlimited shares authorized with a par
              value of  $0.001 each)                           480,369
                                                       ================

      Net Asset Value, Redemption Price and Offering
      Price Per Share                                          $10.03
                                                       ================

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

================================================================================
THE LEGACY FUNDS, INC.
================================================================================
STATEMENT OF OPERATIONS
FEBRUARY 15, 2000* THROUGH OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                          ------------------
                                                             LEGACY
                                                           GROWTH FUND
                                                          ------------------
INVESTMENT INCOME:
      Dividend income (net of withholding tax of $3)          $ 8,157
      Interest income                                           6,554
      Other income                                              1,618
                                                       ------------------
           Total Investment Income                             16,329
                                                       ------------------


EXPENSES:
      Investment advisory fees                                  20,369
      Administration fees                                       21,207
      Fund accounting fees                                      17,511
      Transfer agent fees and expenses                          11,430
      Distribution fees                                         10,185
      Insurance fees                                             9,065
      Custody fees                                               8,947
      Professional fees                                          6,128
      Federal and state registration                             6,158
      Trustees' fees and expenses                                4,030
      Reports to shareholders                                      361
      Other                                                        777
                                                       ------------------
           Total expenses before Adviser reimbursement         116,168
              Less:  Fees and expenses reimbursed by
                     Adviser                                   (81,540)
                                                       ------------------
              Net Expenses                                      34,628
                                                       ------------------
NET INVESTMENT LOSS                                            (18,299)
                                                       ------------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:

      Net realized loss on investments                        (118,897)
      Change in unrealized depreciation on investments         (21,963)
                                                       ------------------

           Net Realized And Unrealized Loss On
           Investments                                        (140,860)
                                                       ------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS        $ (159,159)
                                                       ==================

    * COMMENCEMENT OF OPERATIONS

                     SEE NOTES TO THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

===============================================================================
THE LEGACY FUNDS, INC.
===============================================================================
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                       -----------------------
                                                         LEGACY GROWTH FUND
                                                       -----------------------
                                                         FEBRUARY 15, 2000*
                                                              THROUGH
                                                          OCTOBER 31, 2000
                                                       -----------------------

OPERATIONS:

      Net investment loss                                   $ (18,299)
      Net realized loss on investments                       (118,897)
      Change in unrealized depreciation on investments        (21,963)
                                                       -------------------
           Net decrease in net assets resulting from
           operations                                        (159,159)
                                                       -------------------

CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares sold                             4,929,541
      Cost of shares redeemed                                 (53,434)
                                                       -------------------
           Net increase in net assets resulting from
           capital share transactions                       4,876,107
                                                       -------------------

TOTAL INCREASE IN NET ASSETS                                4,716,948
                                                       -------------------


NET ASSETS:
      Beginning of period                                     100,000
                                                       -------------------
      End of period                                       $ 4,816,948
                                                       ===================

      Undistributed Net Investment Income included in

           Net Assets at End of Period                   $          0
                                                       ===================

    * COMMENCEMENT OF OPERATIONS


                      See Nots to the Financial Statments.
--------------------------------------------------------------------------------

===============================================================================
THE LEGACY FUNDS, INC.
================================================================================
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                       -----------------------
                                                        LEGACY GROWTH FUND
                                                       -----------------------
                                                         FEBRUARY 15, 2000*
                                                              THROUGH
                                                         OCTOBER 31, 2000
                                                       -----------------------
PER SHARE DATA:
      NET ASSET VALUE, BEGINNING OF PERIOD                    $10.00
                                                       --------------------
      INCOME FROM INVESTMENT OPERATIONS:
           Net investment loss                                 (0.04)(3)
           Net realized and unrealized gain on
           investments                                          0.07
                                                       --------------------
                Total from investment operations                0.03
                                                       --------------------
      NET ASSET VALUE, END OF PERIOD                          $10.03
                                                       ====================

TOTAL RETURN                                                    0.30%(1)

SUPPLEMENTAL DATA AND RATIOS:
      Net assets, end of period                            $4,816,948
      Ratio of net expenses to average net
      assets:
           Before expense reimbursement                         5.70%
           After expense reimbursement                          1.70%
      Ratio of net investment loss to average net assets:

           Before expense reimbursement                        (4.90%)
           After expense reimbursement                         (0.90%)
      Portfolio turnover rate                                     21%

    * COMMENCEMENT OF OPERATIONS.
    (1) NOT ANNUALIZED.
    (2) ANNUALIZED.
    (3) NET INVESTMENT LOSS PER SHARE IS CALCULATED USING ENDING BALANCES PRIOR TO CONSIDERATION OR ADJUSTMENT FOR PERMANENT BOOK AND TAX DIFFERENCES.

                     SEE NOTES TO THE FINANCIAL STATEMENTS.
-------------------------------------------------------------------------------

================================================================================
THE LEGACY FUNDS, INC.
================================================================================
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2000

LEGACY GROWTH FUND
--------------------------------------------------------------------------------

            SHARES                                             VALUE
        -----------------------------------------------------------------------
        COMMON STOCKS - 99.8%
        -----------------------------------------------------------------------

        BANKING & FINANCIAL SERVICES - 18.1%

1,600    American Express Company                            $ 96,000
3,000    Charles Schwab Corporation                           105,375
1,900    Citigroup, Inc.                                       99,988
 950    Goldman Sachs Group, Inc.                              94,822
2,700    MBNA Corporation                                     101,419
1,600    Merrill Lynch & Co., Inc.                            112,000
1,000    Morgan Stanley Dean Witter & Company                  80,313
1,800    T. Rowe Price Associates                              84,262
 800    State Street Corporation                               99,792
                                                         ----------------
                                                              873,971
                                                         -----------------

         BUSINESS SERVICES - 3.9%
1,600    Automatic Data Processing, Inc.                      104,500
1,700    First Data Corporation                                85,213
                                                          -----------------
                                                              189,713
                                                          -----------------

         CAPITAL GOODS - 4.6%
8,000    Bolder Technologies Corporation*                      31,000
1,700    General Electric Company                              93,181
1,700    Tyco International Ltd.                               96,369
                                                          -----------------
                                                              220,550
                                                          -----------------

         COMMUNICATIONS & MEDIA - 1.0%
1,000    Sirius Satellite Radio, Inc.*                         50,250
                                                          -----------------

         COMPUTER HARDWARE - 1.7%
1,800    Hewlett-Packard Company                               83,588
                                                          -----------------

         DRUGS - 6.0%
1,400    Merck & Co., Inc.                                    125,913
6,000    NeoTherapeutics, Inc.*                                60,000
2,400    Pfizer, Inc.                                         103,650
                                                          -----------------
                                                              289,563
                                                          -----------------

         ELECTRONICS - 10.2%
1,400    Applied Materials Inc.*                               74,375
  900    Bookham Technology ADR*                               30,319
2,500    C-Cube Microsystems Inc.*                             48,750
2,000    Cypress Semiconductor Corporation*                    74,875
2,300    Flextronics International Ltd.                        87,400
2,000    Philips Electronics N.V.                              79,875
2,200    Solectron Corporation*                                96,800
                                                          -----------------
                                                              492,394
                                                          -----------------

         HOTELS - 1.9%
2,200    Marriott International, Inc. Class A                  89,100
                                                          -----------------

         INSURANCE - 6.2%
2,600    Ace Limited                                          102,050
  750    Marsh & McLennan Companies, Inc.                      98,062
1,300    XL Capital Ltd. - Class A                             99,937
                                                          -----------------
                                                              300,049
                                                          -----------------


                               SEE NOTES TO THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                      INTERNET TECHNOLOGY - 8.0%
1,600    America Online Inc.*                                $ 80,688
1,200    Commerce One, Inc.*                                   77,025
3,000    DoubleClick Inc.*                                     48,750
1,700    Exodus Communications, Inc.*                          57,056
  450    Inktomi Corporation*                                  28,547
4,100    Looksmart Ltd.*                                       28,956
  300    VeriSign, Inc.*                                       39,600
  400    Yahoo! Inc.*                                          23,450
                                                         -----------------
                                                              384,072
                                                          -----------------

         MEDICAL - 6.7%

1,400    American Home Products
         Corporation                                           88,900
1,500    Amgen*                                                86,906
1,900    Charles River Laboratories
         International, Inc.*                                  49,875
1,050    Johnson & Johnson                                     96,731
                                                          -----------------
                                                              322,412
                                                          -----------------

         MEDICAL INSTRUMENTS - 3.1%
  500    PE Corp - PE Biosystems Group                         58,500
  800    Techne Corporation*                                   90,200
                                                         -----------------
                                                               148,700
                                                         -----------------
         RETAIL - GENERAL - 3.1%
1,800    Home Depot, Inc.                                      77,400
1,550    Wal-Mart Stores, Inc.                                 70,331
                                                         -----------------
                                                              147,731
                                                         -----------------
         SOFTWARE - 3.8%
1,400    Microsoft Corporation*                                96,425
  800    Siebel Systems, Inc.*                                 83,950
                                                         -----------------
                                                              180,375
                                                         -----------------
         TECHNOLOGY - 13.7%
1,800    Cisco Systems, Inc.*                                  96,975
1,100    EMC Corporation Massachusetts*                        97,969
2,500    Intel Corporation                                    112,500
  400    Network Appliance, Inc.*                              47,600
2,800    Oracle Corporation*                                   92,400
  900    Sun Microsystems, Inc.*                               99,788
2,500    Symbol Technologies, Inc.                            113,594
                                                        -----------------
                                                              660,826
                                                        -----------------
         TELECOMMUNICATIONS - 5.1%
1,600    Nortel Networks Corporation                           72,800
1,000    Qualcomm, Inc.*                                       65,109
1,000    Qwest Communications International Inc.*              48,625
1,760    XO Communications, Inc. - Class A*                    59,372
                                                        -----------------
                                                              245,906
                                                        -----------------
         WIRELESS - 2.7%
1,000    Nextel Communications, Inc. - Class A*                38,437
1,850    Nextel Partners, Inc. Class A*                        45,325
  350    VoiceStream Wireless Corporation*                     46,025
                                                        -----------------
                                                              129,787
                                                        -----------------

TOTAL COMMON STOCKS (COST OF $4,830,950)                    4,808,987
                                                        -----------------


                               SEE NOTES TO THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------



                      ----------------------------------------------------------
                      SHORT-TERM INVESTMENTS - 0.7%

                      ----------------------------------------------------------

34,858    Firstar Stellar Treasury Fund                      $ 34,858
                                                         -----------------


          TOTAL SHORT-TERM INVESTMENTS (COST OF $34,858)       34,858
                                                         -----------------


          TOTAL INVESTMENTS - 100.5%  (COST OF $4,865,808)  4,843,845
                                                          -----------------

          Liabilities Net Of Other Assets - (0.5)%            (26,897)
                                                          -----------------

          TOTAL NET ASSETS - 100.0%                        $ 4,816,948
                                                          =================


          *   NON-INCOME PRODUCING SECURITY.


                     See Notes to the Fanancial Statements.
--------------------------------------------------------------------------------
================================================================================
THE LEGACY FUNDS, INC.
===============================================================================

NOTES TO THE FINANCIAL STATEMENTS                               OCTOBER 31, 2000

LEGACY GROWTH FUND
--------------------------------------------------------------------------------

1. ORGANIZATION

    The Legacy Funds, Inc. (the "Trust") was organized as a Delaware Business Trust on July 15, 1999, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Legacy Growth Fund (the "Fund") is the first series. The Fund is a diversified series of the Trust. The principal objective of the Fund is long-term growth of capital. The Fund commenced operations on February 15, 2000.

    The costs incurred in connection with the organization have been paid on behalf of the Trust by Ingalls & Snyder, LLC (the "Adviser") and will not be reimbursed by the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

    (a) INVESTMENT VALUATION

         The Fund's securities are valued at their market value, which usually means the last quoted sale price on the security's principal exchange on that day. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and asked prices. Other assets and securities for which market quotations are not readily available will be priced at their fair value as determined in good faith by, or under procedures adopted by, the Board of Trustees. Short-term instruments (those with a remaining maturity of 60 days or less) are valued at amortized cost, which approximates market value.

    (b) FEDERAL INCOME TAXES

         The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes.

    (c) DISTRIBUTIONS TO SHAREHOLDERS

         Dividends from net investment income, if any, will be declared and paid annually. Distributions of net realized capital gains, if any, will also be declared and paid annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Accordingly, at October 31, 2000, reclassifications were recorded to increase accumulated net investment income by $18,299 and decrease paid in capital by $18,299. The Fund has a capital loss carry forward of $118,897 which will expire in the tax year ending October 31, 2008.

    (d) USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

    (e) OTHER

         Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original costs of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

3.  CAPITAL SHARE TRANSACTIONS

    Transactions in shares of the Fund for the period that began February 15, 2000 and that ended October 31, 2000, were as follows:

         Shares outstanding, beginning of period           10,000
         Shares sold                                      475,455
         Shares redeemed                                   (5,086)
                                                         ----------
         Net increase                                     470,369
                                                         ----------
         Shares outstanding, end of year                  480,369
                                                         ==========

4.  INVESTMENT TRANSACTIONS

    The aggregate purchases and sales of investments, excluding short-term investments, by the Fund for the period ended October 31, 2000, were $5,497,643 and $546,315, respectively.

    At October 31, 2000, gross unrealized appreciation and depreciation of investments for tax purposes was as follows:

         Appreciation                                     $ 525,818
         (Depreciation)                                    (547,781)
                                                           ----------
         Net unrealized depreciation on investments       $ (21,963)
                                                           ==========

At October 31, 2000, the cost of investments for federal income tax purposes was $4,865,808.

5.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

    The Trust has an Investment Advisory Agreement (the "Agreement") with the Adviser with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund's average daily assets.

    The Adviser has agreed contractually to waive its management fee and/or reimburse the Fund's other expenses, to the extent necessary, to ensure that the Fund's operating expenses do not exceed 1.70% of its average daily net assets for the first twelve months of operations which ends February 14, 2001. This contractual fee waiver may not be discontinued or modified by Ingalls & Snyder during the stated period.

    Firstar Bank, N.A., a subsidiary of Firstar Corporation, a publicly-held bank holding company, serves as custodian for the Fund. Firstar Mutual Fund Services, LLC, a wholly-owned subsidiary of Firstar Bank, N.A., serves as transfer agent, administrator and accounting services agent for the Trust.

    The Trust, on behalf of the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which provides that the Fund will pay distribution fees to Ingalls & Snyder LLC (the "Distributor") at an annual rate of 0.50% of the average daily net assets attributable to its shares. Payments under the distribution plan shall be used to compensate or reimburse the Fund's distributor for services provided and expenses incurred in connection with the sales of shares.

    For the period ended October 31, 2000, the Fund paid Ingalls & Snyder LLC $51,844 of brokerage commissions.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Trustees of The Legacy Funds, Inc.
and the Shareholders of Legacy Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Legacy Funds, Inc. (a Delaware Business Trust) Legacy Growth Fund as of October 31, 2000, and the related statement of operations for the period from the Fund's inception on February 15, 2000 to October 31, 2000, the statement of changes in net assets for the period then ended, and the financial highlights for the period presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Legacy Growth Fund as of October 31, 2000, the results of its operations for the period from the Fund's inception on February 15, 2000 to October 31, 2000, changes in its net assets for the period then ended, and its financial highlights for the period presented, in conformity with accounting principles generally accepted in the United States.

/s/Arthur Andersen LLP
---------------------
ARTHUR ANDERSEN LLP


Milwaukee, Wisconsin
December 1, 2000


                               Investment Adviser
                              Ingalls & Snyder LLC
                                   61 Broadway
                               New York, NY 10006

                                   Distributor
                              Ingalls & Snyder LLC
                                   61 Broadway
                               New York, NY 10006

                         Administrator, Fund Accountant
                               and Transfer Agent
                        Firstar Mutual Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                    Custodian
                               Firstar Bank, N.A.
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                  Legal Counsel
                            Hughes Hubbard & Reed LLP
                             One Battery Park Plaza
                               New York, NY 10004

                         Independent Public Accountants
                               Arthur Andersen LLP
                            100 East Wisconsin Avenue
                               Milwaukee, WI 53202

                                    Trustees
                                Theodore F. Ells
                                Robert E. Belknap
                                 Steven M. Foote
                              Barnabas B. B. Breed
                                 Steven L. Wood

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY THE FUND'S CURRENT PROSPECTUS.